UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-4049

                              Scudder Income Trust
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  09/30
                          -----

Date of reporting period:  12/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder GNMA Fund
Investment Portfolio as of December 31, 2004 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                     Principal
                                                                                     Amount ($)                         Value ($)
                                                                               --------------------------------------------------


Government National Mortgage Association 96.4%

Government National Mortgage Association:
4.5% with various maturities from 1/15/2017 until 8/15/2018                         26,027,120                        26,182,419
5.0% with various maturities from 2/15/2018
until 11/15/2034 (b) (c)(d)                                                        618,268,138                       619,736,307
5.5% with various maturities from 6/20/2019
until 12/20/2034 (c) (d)                                                         1,132,797,347                     1,157,118,742
6.0% with various maturities from 4/15/2016
until 12/20/2034 (c)                                                               774,659,934                       802,854,425
6.5% with various maturities from 2/15/2008
until 8/20/2034 (c)                                                                431,369,064                       454,212,675
7.0% with various maturities from 4/15/2008 until 6/15/2033                        150,618,248                       160,081,936
7.5% with various maturities from 12/15/2006 until 10/15/2032                      100,930,725                       108,396,864
8.0% with various maturities from 4/15/2008 until 9/15/2032 (c)                     27,726,333                        30,098,078
8.5% with various maturities from 11/15/2005 until 2/15/2031                         2,152,334                         2,354,940
9.0% with various maturities from 5/15/2009 until 8/15/2030                          4,171,478                         4,656,364
10.5% with various maturities from 10/20/2016 until 1/20/2021                        1,084,735                         1,215,240
11.5% with various maturities from 10/15/2010 until 2/15/2016                          275,089                           309,843
12.0% with various maturities from 12/15/2012 until 7/15/2015                          733,826                           834,332
12.5% with various maturities from 5/15/2010 until 8/15/2015                           554,228                           631,198
13.0% with various maturities from 3/15/2011 until 7/15/2015                            65,298                            74,862
13.5% with various maturities from 11/15/2012 until 10/15/2014                         106,641                           123,276
14.0% with various maturities from 7/15/2011 until 12/15/2014                           65,935                            76,413
14.5%, 10/15/2014                                                                       47,696                            55,909
15.0% with various maturities from 7/15/2011 until 10/15/2012                           35,635                            41,545
16.0%, 2/15/2012                                                                        26,583                            31,295

                                                                                                                  --------------
Total Government National Mortgage Association (Cost $3,344,562,051)                                               3,369,086,663

Collateralized Mortgage Obligations 0.1%
Government National Mortgage Association (Interest Only):
"IM", Series 2004-4, 5.0%, 7/16/2026                                                23,379,200                         2,159,081
"KI", Series 2004-19, 5.0%, 10/16/2027                                              26,800,278                         2,947,644

                                                                                                                  --------------
Total Collateralized Mortgage Obligations (Cost $5,622,132)                                                            5,106,725

US Government Obligations 2.2%
US Treasury Bill, 1.813%*, 1/20/2005 (g)                                             1,030,000                         1,029,032
US Treasury Note, 4.25%, 8/15/2014 (d)                                              74,650,000                        74,816,246

                                                                                                                  --------------
Total US Government Backed (Cost $76,947,767)                                                                         75,845,278

                                                                                        Shares                          Value ($)

Securities Lending Collateral 2.2%
Daily Assets Fund Institutional, 2.25% (e)(f)
(Cost $75,980,000)                                                                  75,980,000                        75,980,000
                                                                                                                  --------------
Cash Equivalents 20.2%
Scudder Cash Management QP Trust, 2.24% (a)
(Cost $707,417,208)                                                                707,417,208                       707,417,208
                                                                                                                  --------------

                                                                                          % of
                                                                                    Net Assets                          Value ($)
                                                                                    ----------                          ---------

Total Investment Portfolio  (Cost $4,210,529,158)                                        121.1                     4,233,435,874
Other Assets and Liabilities, Net                                                        -21.1                      -738,265,377
                                                                                                                  --------------
Net Assets                                                                               100.0                     3,495,170,497
                                                                                                                  ==============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*     Annualized yield at time of purchase; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b)   When-issued or forward delivery pools included.

(c)   Mortgage dollar rolls included.

(d) All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2004 amounted to $73,571,828, which is 2.1% of net assets.

(e) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(f)   Represents collateral held in connection with securities lending.

(g) At December 31, 2004, this security has been segregated in whole or in part, to cover initial margin requirements for open futures contracts.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

At December 31, 2004, open futures contracts sold were as follows:

                                                    Aggregate                             Unrealized
                         Expiration                   Face           Market              Appreciation/
Futures                     Date     Contracts       Value ($)      Value ($)           (Depreciation) ($)
-------------------------------------------------------------------------------------------------------------
US Treasury 5
Year Note               3/21/2005      500         (54,697,199)     ( 54,765,625)             (68,426)
-------------------------------------------------------------------------------------------------------------
US Treasury 2
Year Note               3/31/2005      345         (72,443,216)      (72,309,844)              133,372
-------------------------------------------------------------------------------------------------------------
Total net unrealized appreciation on open future contracts                                  64,946
-------------------------------------------------------------------------------------------------------------


Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder GNMA Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder GNMA Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               February 22, 2005